SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent (Tables) [Abstract]
Condensed Financial Information of Parent
SEMPRA ENERGY
CONDENSED STATEMENTS OF OPERATIONS
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2012	2011	2010

Interest income	$83	$109	$146
Interest expense	(247)	(242)	(265)
Operation and maintenance	(68)	(64)	(59)
Other income, net	66	42	65
Income tax benefits	145	82	79
Loss before equity in earnings of subsidiaries	(21)	(73)	(34)
Equity in earnings of subsidiaries, net of income taxes	880	1,404	743
Net income/earnings	$859	$1,331	$709

Basic earnings per common share	$3.56	$5.55	$2.90
Weighted-average number of shares outstanding (thousands)	241,347	239,720	244,736

Diluted earnings per common share	$3.48	$5.51	$2.86
Weighted-average number of shares outstanding (thousands)	246,693	241,523	247,942
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
(Dollars in millions)
	Years ended December 31, 2012, 2011 and 2010
	Pretax	Income Tax		Net-of-tax
	Amount(1)	(Expense) Benefit		Amount
2012:
Net income	$859			$859
Other comprehensive income (loss):
Foreign currency translation adjustments	119	$	―	119
Pension and other postretirement benefits	(4)		2	(2)
Financial instruments	(6)		2	(4)
Total other comprehensive income	109		4	113
Total comprehensive income	$968		$4	$972
2011:
Net income	$1,331			$1,331
Other comprehensive income (loss):
Foreign currency translation adjustments	(79)		$3	(76)
Reclassification to net income of foreign
currency translation adjustment related
to remeasurement of equity method
investments	(54)		―	(54)
Available-for-sale securities	(2)		1	(1)
Pension and other postretirement benefits	(20)		8	(12)
Financial instruments	(26)		10	(16)
Total other comprehensive income (loss)	(181)		22	(159)
Total comprehensive income	$1,150		$22	$1,172
2010:
Net income	$709			$709
Other comprehensive income (loss):
Foreign currency translation adjustments	47	$	―	47
Available-for-sale securities	(10)		2	(8)
Pension and other postretirement benefits	23		(10)	13
Financial instruments	(22)		9	(13)
Total other comprehensive income	38		1	39
Total comprehensive income	$747		$1	$748
(1)	Except for Net Income and Total Comprehensive Income (Loss).
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY
CONDENSED BALANCE SHEETS
(Dollars in millions)
	December 31,	December 31,
	2012	2011
Assets:
Cash and cash equivalents	$18	$11
Due from affiliates	125	112
Deferred income taxes	109	―
Other current assets	16	16
Total current assets	268	139

Investments in subsidiaries	12,545	12,209
Due from affiliates	1,759	1,730
Deferred income taxes	1,541	1,200
Other assets	576	548
Total assets	$16,689	$15,826

Liabilities and shareholders’ equity:
Current portion of long-term debt	$652	$8
Due to affiliates	539	1,014
Income taxes payable	26	246
Other current liabilities	260	336
Total current liabilities	1,477	1,604

Long-term debt	4,409	3,957
Other long-term liabilities	521	490
Shareholders’ equity	10,282	9,775
Total liabilities and shareholders’ equity	$16,689	$15,826
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY
CONDENSED STATEMENTS OF CASH FLOWS
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010

Net cash (used in) provided by operating activities	$(809)	$(287)	$218

Dividends received from subsidiaries	250	50	100
Expenditures for property, plant and equipment	(1)	(2)	(1)
Purchase of trust assets	(6)	(7)	―
Proceeds from sales by trust	10	12	11
Capital contribution to subsidiary	―	(200)	―
(Increase) decrease in loans to affiliates, net	(33)	82	1,204
Cash provided by (used in) investing activities	220	(65)	1,314

Common stock dividends paid	(550)	(440)	(364)
Issuances of common stock	78	28	40
Repurchases of common stock	(16)	(18)	(502)
Issuances of long-term debt	1,100	799	40
Payments on long-term debt	(8)	(24)	(565)
Decrease in loans from affiliates, net	―	(136)	(40)
Other	(8)	(3)	9
Cash provided by (used in) financing activities	596	206	(1,382)

Increase (decrease) in cash and cash equivalents	7	(146)	150
Cash and cash equivalents, January 1	11	157	7
Cash and cash equivalents, December 31	$18	$11	$157
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY

NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT

Note 1. Basis of Presentation

Sempra Energy accounts for the earnings of its subsidiaries under the equity method in this unconsolidated financial information.

Other Income, Net, on the Condensed Statements of Operations includes $41 million, $22 million and $35 million of gains associated with investment earnings or losses on dedicated assets in support of our executive retirement and deferred compensation plans in 2012, 2011 and 2010, respectively.

Because of its nature as a holding company, Sempra Energy classifies dividends received from subsidiaries as an investing cash flow.

Note 2. Long-Term Debt

	December 31,	December 31,
(Dollars in millions)	2012	2011

6% Notes February 1, 2013	$400	$400
8.9% Notes November 15, 2013, including $200 at variable rates after
fixed-to-floating rate swaps effective January 2011 (8.05% at December 31, 2012)	250	250
2% Notes March 15, 2014	500	500
Notes at variable rates (1.07% at December 31, 2012) March 15, 2014	300	300
6.5% Notes June 1, 2016, including $300 at variable rates after
fixed-to-floating rate swaps effective January 2011 (4.64% at December 31, 2012)	750	750
2.3% Notes April 1, 2017	600	―
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
2.875% Notes October 1, 2022	500	―
6% Notes October 15, 2039	750	750
Employee Stock Ownership Plan Bonds at variable rates payable on demand
(0.40% at December 31, 2011) November 1, 2014	―	8
Market value adjustments for interest rate swaps, net
(expire November 2013 and June 2016)	19	16
	5,069	3,974
Current portion of long-term debt	(652)	(8)
Unamortized discount on long-term debt	(8)	(9)
Total long-term debt	$4,409	$3,957

Maturities of long-term debt are $650 million in 2013, $800 million in 2014, $750 million in 2016, $600 million in 2017 and $2.3 billion thereafter.

Additional information on Sempra Energy's long-term debt is provided in Note 5 of the Notes to Consolidated Financial Statements in the Annual Report.

Note 3. Commitments and Contingencies

For contingencies and guarantees related to Sempra Energy, refer to Notes 5 and 15 of the Notes to Consolidated Financial Statements in the Annual Report.